Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for accounts receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance at beginning of period	$ 201	$ 602	$ 617
Valuation Allowances and Reserves, Additions charged to costs and expenses	70	31	347
Valuation Allowances and Reserves, Deductions	(74)	(432)	(362)
Valuation Allowances and Reserves, Balance at end of period	197	201	602
Allowance for excess and obsolete inventory [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance at beginning of period	158	151	301
Valuation Allowances and Reserves, Additions charged to costs and expenses	11	48	124
Valuation Allowances and Reserves, Deductions	(21)	(41)	(274)
Valuation Allowances and Reserves, Balance at end of period	$ 148	$ 158	$ 151